Condensed Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock par or stated value per share				$ 0.0001
Common Stock [Member]
Allowance for doubtful accounts receivable			$ 8
LEO HOLDINGS III CORP [Member]
Preferred stock par or stated value per share	$ 0.0001
Preferred stock shares authorized	5,000,000
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Class A Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member]
Temporary equity par or stated value per share	$ 0.0001
Temporary equity shares outstanding	27,500,000
Temporary equity redemption price per share	$ 10.00
Common stock par or stated value per share	$ 0.0001
Common stock shares authorized	500,000,000
Common stock shares outstanding	28,750,000
Class B Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member]
Common stock par or stated value per share	$ 0.0001
Common stock shares authorized	50,000,000
Common stock shares issued	6,875,000
Common stock shares outstanding	6,875,000
Non-Voting Common Stock [Member] | Common Stock [Member]
Common stock par or stated value per share	$ 0.0001		$ 0.0001
Common stock shares authorized	2,037,680		2,037,680
Common stock shares issued	2,037,680		1,799,891
Common stock shares outstanding	2,037,680		1,799,891
Voting Common Stock [Member] | Common Stock [Member]
Common stock par or stated value per share	$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares authorized	20,000,000		20,000,000	20,000,000
Common stock shares issued	9,886,283		9,886,283	10,291,688
Common stock shares outstanding		9,886,283	9,886,283	10,291,688